CASH AND CASH EQUIVALENTS AND FINANCIAL INVESTMENTS - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [Line Items]
Cash and banks	$ 682.6	$ 494.0
Cash equivalents
Total cash and cash equivalents	1,949.8	1,563.0	$ 1,626.3	$ 1,815.6
Private securities
Cash equivalents
Cash equivalents	187.1	87.7
Fixed deposits
Cash equivalents
Cash equivalents	$ 1,080.1	$ 981.3